Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and equivalents	$ 53,198	$ 45,665
Accounts receivable	13,791	14,735
Inventories	43,620	38,986
Other financial assets	730	3,581
Prepaids	2,513	1,464
Current assets	113,852	104,431
Property, plant and equipment	758,006	821,287
Other financial assets	6,783	41,380
Goodwill	5,355	5,625
Total assets	883,996	972,723
Current liabilities
Accounts payable and other liabilities	43,685	41,001
Current portion of long-term debt	16,460	9,856
Current portion of deferred revenue	4,558	3,907
Interest payable on senior secured notes	1,184	1,243
Current income tax payable	1,406	1,427
Current liabilities	67,293	57,434
Long-term debt	357,025	345,625
Provision for environmental rehabilitation ("PER")	66,373	97,914
Deferred and other tax liabilities	50,703	83,793
Deferred revenue	39,433	39,367
Other financial liabilities	1,483	1,513
Total liabilities	582,310	625,646
EQUITY
Share capital	436,318	423,438
Contributed surplus	51,622	49,274
Accumulated other comprehensive income ("AOCI")	6,827	14,064
Deficit	(193,081)	(139,699)
Total equity	301,686	347,077
Total equity and liabilities	883,996	$ 972,723
Commitments And Contingencies
Subsequent Event